Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about investment property [line items]
Total	$ 163,510	$ 100,189
Leased Out Farmland [Member]
Disclosure of detailed information about investment property [line items]
Total	923	304
Rental Properties [Member]
Disclosure of detailed information about investment property [line items]
Total	141,102	89,232
Undeveloped Parcels Of Land [Member]
Disclosure of detailed information about investment property [line items]
Total	12,608	7,647
Properties Under Development [Member]
Disclosure of detailed information about investment property [line items]
Total	$ 8,877	$ 3,006